Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Store State Entity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 15,807	$ 21,528
Capitalized vendor rebates	19,171	18,688
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns	21,293	21,392
Selling, general and administrative expense	1,293,439	1,223,507	1,221,382
Cash discounts recorded as a reduction of inventories	14,824	22,628
Finance lease ROU assets	20,972	16,328
Finance lease liabilities	$ 21,770	$ 16,892
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Reduction in inventories related to pricing claim advances	$ 85,301	$ 85,913
U.S. Joint Ventures and their subsidiaries with Carrier Corp. [Member]
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	5
Controlling Interest Percentage	80.00%
Non Controlling Interest Percentage	20.00%
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 84,762	82,600	86,620
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 25,337	$ 28,236	$ 25,884
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	10 years
Maximum [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of Service Revenue	1.00%	1.00%	1.00%
Buildings and Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Computer Hardware And Software [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc. [Member]
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	690
Number of states in which entity operates | State	43
Carrier and Its Affiliates [Member]
Significant Accounting Policies [Line Items]
Reduction in inventories related to pricing claim advances	$ 60,234	$ 63,546
Carrier and Its Affiliates [Member] | Canadian Joint Venture [Member]
Significant Accounting Policies [Line Items]
Controlling Interest Percentage	60.00%
Non Controlling Interest Percentage	40.00%